Stock-Based Compensation - Summary of Effects of Stock-based Compensation Related to Stock Option and Restricted Stock Awards (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total stock-based compensation related to continuing operations	$ 39	$ 40	$ 152	$ 226	$ 263	$ 530
Cost of Revenues [Member]
Total stock-based compensation related to continuing operations	3	4	10	12	16	16
General and Administrative Expense [Member]
Total stock-based compensation related to continuing operations	$ 36	$ 36	$ 142	$ 214	$ 247	$ 514